Vessels (Tables)	6 Months Ended
Jun. 30, 2014
Vessels [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2013	$284,108	$(18,736)	$265,372
- Vessels' disposals	(11,409)	1,929	(9,480)
- Depreciation for the period	-	(4,850)	(4,850)
Balance, June 30, 2014	$272,699	$(21,657)	$251,042